SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Schedule of Balance Sheets) (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2014 RENESOLA LTD [Member] USD ($)	Dec. 31, 2013 RENESOLA LTD [Member] USD ($)	Dec. 31, 2012 RENESOLA LTD [Member] USD ($)	Dec. 31, 2011 RENESOLA LTD [Member] USD ($)
Current assets:
Cash and cash equivalents	$ 99,847,604	$ 86,772,678	245,149,128	$ 93,283,283	$ 379,039,116	$ 1,327,697	$ 1,032,077	$ 5,364,702	$ 31,674,461
Prepaid expenses and other current assets	44,252,048	50,031,054					312,743
Derivative assets	1,688,103	1,502,578				1,678,005	723,211
Deferred convertible notes issue costs-current	661,396	784,456				661,396	784,456
Total current assets	859,531,237	1,206,798,493				3,667,098	2,852,487
Investment in subsidiaries						254,481,281	305,015,166
Deferred convertible notes issuance costs-non-current	137,791	941,300				137,791	941,300
Total assets	1,669,007,526	2,139,750,677				258,286,170	308,808,953
Current liabilities:
Amount due to subsidiaries	7,569,511	9,209,779				25,146,620	13,147,024
Other current liabilities	126,623,253	159,377,349				1,400,758	3,216,865
Warrant liability	1,890,000	9,345,000				1,890,000	9,345,000
Total current liabilities	1,336,792,443	1,712,972,992				28,437,378	25,708,889
Income tax payable						93,473	93,473
Other long-term liabilities	946,357	1,156,814					2,582,693
Convertible notes payable-non-current	94,599,000	111,616,000				94,599,000	111,616,000
Total liabilities	1,533,851,207	1,970,734,133				123,129,851	140,001,055
Equity:
Common shares (500,000,000 shares ; no par value authorized at December 31, 2013 and 2014; 204,346,064 shares issued and 203,367,464 shares outstanding at December 31, 2013; 204,846,064 shares issued and 203,777,464 shares outstanding at December 31, 2014)	476,765,888	475,816,214				476,765,888	475,816,214
Additional paid-in capital	7,512,174	5,949,778				7,512,174	5,949,778
Accumulated loss	(430,201,775)	(396,571,754)				(430,201,775)	(396,571,754)
Accumulated other comprehensive income	81,080,032	83,613,660				81,080,032	83,613,660
Total equity attributable to ReneSola Ltd	135,156,319	168,807,898				135,156,319	168,807,898
Total liabilities and shareholders' equity	$ 1,669,007,526	$ 2,139,750,677				$ 258,286,170	$ 308,808,953
Common shares, shares authorized	500,000,000	500,000,000	500,000,000			500,000,000	500,000,000
Common shares, shares issued	204,846,064	204,346,064	204,346,064			204,846,064	204,346,064
Common shares, shares outstanding	203,777,464	203,367,464	203,367,464			203,777,464	203,367,464